Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXESWe have been organized and have operated as a REIT effective beginning with our taxable year that ended on December 31, 2014. As a REIT, we are generally permitted to deduct from our federal taxable income the dividends we pay to our stockholders. The income represented by such dividends is not subject to federal taxation at the entity level but is taxed, if at all, at the stockholder level. The income of our domestic taxable REIT subsidiaries (“TRSs”), which hold our domestic operations that may not be REIT-compliant as currently operated and structured, is subject, as applicable, to federal and state corporate income tax. In addition, we and our subsidiaries continue to be subject to foreign income taxes in other jurisdictions in which we have business operations or a taxable presence, regardless of whether assets are held or operations are conducted through subsidiaries disregarded for federal income tax purposes or TRSs. We will also be subject to a separate corporate income tax on any gains recognized on the sale or disposition of any asset previously owned by a C corporation during a five-year period after the date we first owned the asset as a REIT asset that are attributable to “built-in gains” with respect to that asset on that date. We will also be subject to a built-in gains tax on our depreciation recapture recognized into income as a result of accounting method changes in connection with our acquisition activities. If we fail to remain qualified for taxation as a REIT, we will be subject to federal income tax at regular corporate income tax rates. Even if we remain qualified for taxation as a REIT, we may be subject to some federal, state, local and foreign taxes on our income and property in addition to taxes owed with respect to our TRS operations. In particular, while state income tax regimes often parallel the federal income tax regime for REITs, many states do not completely follow federal rules and some do not follow them at all.
The significant components of our deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020 are presented below:

	DECEMBER 31,
	2021	2020
Deferred Tax Assets:
Accrued liabilities and other adjustments	$54,859	$52,527
Net operating loss carryforwards	90,996	96,710
Valuation allowance	(51,744)	(46,938)
	94,111	102,299
Deferred Tax Liabilities:
Other assets, principally due to differences in amortization	(178,657)	(186,682)
Plant and equipment, principally due to differences in depreciation	(76,204)	(59,711)
Other	(46,281)	(29,265)
	(301,142)	(275,658)
Net deferred tax liability	$(207,031)	$(173,359)
The deferred tax assets and deferred tax liabilities as of December 31, 2021 and 2020 are presented below:

	DECEMBER 31,
	2021	2020
Noncurrent deferred tax assets (Included in Other, a component of Other assets, net)	$16,903	$25,018
Deferred income taxes	(223,934)	(198,377)
At December 31, 2021, we have federal and state net operating loss carryforwards of which we are expecting an insignificant tax benefit to be realized. We have assets for foreign net operating losses of $85,466, with various expiration dates (and in some cases no expiration date), subject to a valuation allowance of approximately 47%.
Rollforward of the valuation allowance is as follows:

YEAR ENDED DECEMBER 31,	BALANCE AT BEGINNING OF THE YEAR	CHARGED (CREDITED) TO EXPENSE	OTHER INCREASES/ (DECREASES)(1)	BALANCE AT END OF THE YEAR
2021	$46,938	$8,406	$(3,600)	$51,744
2020	60,003	(8,337)	(4,728)	46,938
2019	55,666	6,211	(1,874)	60,003
(1)Other increases and decreases in valuation allowances are primarily related to changes in foreign currency exchange rates.
The components of income (loss) from continuing operations before provision (benefit) for income taxes for the years ended December 31, 2021, 2020 and 2019 are as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
United States	$212,460	$276,145	$203,225
Canada	78,780	52,332	48,326
Other Foreign	337,775	44,228	76,591
	$629,015	$372,705	$328,142
The provision (benefit) for income taxes for the years ended December 31, 2021, 2020 and 2019 consist of the following components:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Federal—current	$54,867	$(10,424)	$7,262
Federal—deferred	14,322	8,834	(3,356)
State—current	9,566	2,956	3,943
State—deferred	(526)	(625)	(1,126)
Foreign—current	83,154	50,063	49,350
Foreign—deferred	14,907	(21,195)	3,858
Provision (Benefit) for Income Taxes	$176,290	$29,609	$59,931
A reconciliation of total income tax expense and the amount computed by applying the current federal statutory tax rate of 21.0% to income (loss) from continuing operations before provision (benefit) for income taxes for the years ended December 31, 2021, 2020 and 2019, respectively, is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Computed "expected” tax provision	$132,093	$78,268	$68,910
Changes in income taxes resulting from:
Tax adjustment relating to REIT	(8,203)	(60,378)	(40,577)
State taxes (net of federal tax benefit)	8,027	2,258	2,115
Increase (decrease) in valuation allowance (net operating losses)	8,406	(8,337)	6,211
Withholding Taxes	23,654	6,835	5,281
Reserve (reversal) accrual and audit settlements (net of federal tax benefit)	3,072	(7,409)	514
Foreign tax rate differential	9,856	9,472	8,562
Disallowed foreign interest, Subpart F income, and other foreign taxes	(3,437)	13,407	8,960
Other, net	2,822	(4,507)	(45)
Provision (Benefit) for Income Taxes	$176,290	$29,609	$59,931
Our effective tax rates for the years ended December 31, 2021, 2020 and 2019 were 28.0%, 7.9% and 18.3%, respectively. Our effective tax rate is subject to variability in the future due to, among other items: (1) changes in the mix of income between our qualified REIT subsidiaries (“QRSs”) and our TRSs, as well as among the jurisdictions in which we operate; (2) tax law changes; (3) volatility in foreign exchange gains and losses; (4) the timing of the establishment and reversal of tax reserves; and (5) our ability to utilize net operating losses that we generate.
The primary reconciling items between the federal statutory tax rate of 21.0% and our overall effective tax rate were:

YEAR ENDED DECEMBER 31,
2021	2020	2019
The benefit derived from the dividends paid deduction of $8,203 which was offset by (1) the impact of differences in the tax rates at which our foreign earnings are subject to, resulting in a tax provision of $9,856, and (2) foreign withholding taxes of $23,654, which were either paid during the year or accrued, for the deferred tax liability for the U.S. tax impact of undistributed earnings of foreign TRSs that are no longer intended to be permanently reinvested outside the United States.
	The benefit derived from the dividends paid deduction of $60,378 and the impact of differences in the tax rates at which our foreign earnings are subject to, resulting in a tax provision of $9,472.	The benefit derived from the dividends paid deduction of $40,577 and the impact of differences in the tax rates at which our foreign earnings are subject to, resulting in a tax provision of $8,562.
As a REIT, we are entitled to a deduction for dividends paid, resulting in a substantial reduction of federal income tax expense. As a REIT, substantially all of our income tax expense will be incurred based on the earnings generated by our foreign subsidiaries and our domestic TRSs.
Following our conversion to a REIT in 2014, we concluded that it was not our intent to reinvest our current and future undistributed earnings of our foreign subsidiaries indefinitely outside the United States. As of December 31, 2016, we concluded that it is our intent to indefinitely reinvest our current and future undistributed earnings of certain of our unconverted foreign TRSs outside the United States. During 2021, as a result of the enactment of a tax law and the closing of various acquisitions, we reassessed this intention and concluded that it is no longer our intention to reinvest our undistributed earnings of our foreign TRSs indefinitely outside the United States. As a REIT, future repatriation of incremental undistributed earnings of our foreign subsidiaries will not be subject to federal or state income tax, with the exception of foreign withholding taxes. However, such future repatriations may require distributions to our stockholders in accordance with REIT distribution rules, and any such distribution may then be taxable, as appropriate, at the stockholder level. We expect to provide for foreign withholding taxes on the current and future earnings of all of our foreign subsidiaries as the result of such reassessment.
The evaluation of an uncertain tax position is a two-step process. The first step is a recognition process whereby we determine whether it is more likely than not that a tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The second step is a measurement process whereby a tax position that meets the more likely than not recognition threshold is calculated to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.
We have elected to recognize interest and penalties associated with uncertain tax positions as a component of the provision (benefit) for income taxes in the accompanying Consolidated Statements of Operations. We recorded an increase of $823 and $1,780 for gross interest and penalties for the years ended December 31, 2021 and 2019, respectively. We recorded a decrease of $1,499 for gross interest and penalties for the year ended December 31, 2020. We had $6,805 and $6,212 accrued for the payment of interest and penalties as of December 31, 2021 and 2020, respectively.
A summary of tax years that remain subject to examination by major tax jurisdictions is as follows:

TAX YEARS	TAX JURISDICTION
See Below	United States—Federal and State
2020 to present	United Kingdom
2014 to present	Canada
The normal statute of limitations for United States federal tax purposes is three years from the date the tax return is filed; however, the statute of limitations may remain open for periods longer than three years in instances where a federal tax examination is in progress. The 2020, 2019 and 2018 tax years remain subject to examination for United States federal tax purposes as well as net operating loss carryforwards utilized in these years. The normal statute of limitations for state purposes is between three to five years. However, certain of our state statute of limitations remain open for periods longer than this when audits are in progress.
We are subject to income taxes in the United States and numerous foreign jurisdictions. We are subject to examination by various tax authorities in jurisdictions in which we have business operations or a taxable presence. We regularly assess the likelihood of additional assessments by tax authorities and provide for these matters as appropriate. As of December 31, 2021, we had $27,772 of reserves related to uncertain tax positions, of which $24,627 and $3,145 is included in other long-term liabilities and deferred income taxes, respectively, in the accompanying Consolidated Balance Sheet. As of December 31, 2020, we had $25,969 of reserves related to uncertain tax positions, of which $23,402 and $2,567 is included in other long-term liabilities and deferred income taxes, respectively, in the accompanying Consolidated Balance Sheet. Although we believe our tax estimates are appropriate, the final determination of tax audits and any related litigation could result in changes in our estimates.
A rollforward of unrecognized tax benefits is as follows:

Gross tax contingencies—December 31, 2018	$35,320
Gross additions based on tax positions related to the current year	2,914
Gross additions for tax positions of prior years	1,271
Gross reductions for tax positions of prior years	(299)
Lapses of statutes	(4,034)
Settlements	(104)
Gross tax contingencies—December 31, 2019	35,068
Gross additions based on tax positions related to the current year	2,907
Gross additions for tax positions of prior years	80
Gross reductions for tax positions of prior years	(5,617)
Lapses of statutes	(4,480)
Settlements	(1,989)
Gross tax contingencies—December 31, 2020	25,969
Gross additions based on tax positions related to the current year	3,893
Gross additions for tax positions of prior years	344
Gross reductions for tax positions of prior years	(536)
Lapses of statutes	(1,663)
Settlements	(235)
Gross tax contingencies—December 31, 2021	$27,772
The reversal of these reserves of $27,772 as of December 31, 2021 will be recorded as a reduction of our income tax provision, if sustained. We believe that it is reasonably possible that an amount up to approximately $5,364 of our unrecognized tax positions may be recognized by the end of 2022 as a result of a lapse of statute of limitations or upon closing and settling significant audits in various worldwide jurisdictions.